Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$ (307,305)	$ (601,987)	$ (1,083,652)	$ (9,461,321)
Income on trust account	357,678	353,596	1,762,208	440,326
Accretion of temporary equity to redemption value				12,727,453
Monthly extension fees	225,000		375,000
Allocation of net income (loss)	$ 275,373	$ (248,391)	$ 1,053,556	$ 3,706,458
Weighted-average shares outstanding (in Shares)	2,577,138	7,875,000	4,828,244	4,384,615
Basic net income (loss) per share (in Dollars per share)	$ 0.11	$ (0.03)	$ 0.22	$ 0.85
Non-Redeemable Shares [Member]
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Allocation of net loss including accretion of temporary equity and excluding income on trust account	$ (248,845)	$ (159,527)	$ (468,378)	$ (4,300,515)
Income on trust account
Accretion of temporary equity to redemption value
Monthly extension fees
Allocation of net income (loss)	$ (248,845)	$ (159,527)	$ (468,378)	$ (4,300,515)
Weighted-average shares outstanding (in Shares)	2,086,875	2,086,875	2,086,875	1,992,967
Basic net income (loss) per share (in Dollars per share)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)